Vanguard International Dividend Appreciation Index Fund

Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)
Australia (2.3%)
CSL Ltd.	179,023	34,821
Aristocrat Leisure Ltd.	253,481	4,753
Brambles Ltd.	611,525	4,721
REA Group Ltd.	52,529	4,056
Ramsay Health Care Ltd.	88,031	3,891
Domino's Pizza Enterprises Ltd.	34,570	1,825
Qube Holdings Ltd.	744,011	1,438
Technology One Ltd.	117,153	703
Credit Corp. Group Ltd.	24,371	328
Corporate Travel Management Ltd.	42,423	265
		56,801
Belgium (0.9%)
Ucb SA	76,731	9,859
Groupe Bruxelles Lambert SA	63,804	5,535
Sofina SA	13,564	3,799
* Ackermans & van Haaren NV	13,380	1,719
Melexis NV	16,230	1,391
* Barco NV	35,091	691
* Kinepolis Group NV	10,380	369
		23,363
Canada (5.6%)
Canadian National Railway Co.	281,670	27,514
Brookfield Asset Management Inc. Class A	621,097	20,060
Franco-Nevada Corp.	74,644	11,931
Alimentation Couche-Tard Inc. Class B	341,944	11,884
Loblaw Cos. Ltd.	142,024	7,368
Intact Financial Corp.	56,571	6,176
Magna International Inc.	119,853	5,540
George Weston Ltd.	60,704	4,585
Imperial Oil Ltd.	292,693	4,578
Dollarama Inc.	122,519	4,480
Metro Inc./CN	99,987	4,386
Saputo Inc.	161,721	3,958
CCL Industries Inc. Class B	66,269	2,205
^ Canadian Tire Corp. Ltd. Class A	22,999	2,120
Ritchie Bros Auctioneers Inc.	43,986	2,034
Toromont Industries Ltd.	32,862	1,791
Onex Corp.	39,991	1,778
Empire Co. Ltd.	67,918	1,745
CAE Inc.	106,071	1,583
Parkland Corp./Canada	59,060	1,555
TFI International Inc.	35,101	1,523
Stantec Inc.	44,940	1,446
Gildan Activewear Inc.	79,490	1,411

Atco Ltd./Canada Class I	40,748	1,268
Boyd Group Services Inc.	8,100	1,183
Enghouse Systems Ltd.	20,448	1,159
Premium Brands Holdings Corp.	14,955	1,056
Cogeco Communications Inc.	13,379	1,020
Finning International Inc.	61,453	876
Stella-Jones Inc.	24,634	748
Richelieu Hardware Ltd.	20,549	509
Equitable Group Inc.	6,319	366
Cogeco Inc.	5,299	322
		140,158
China (9.0%)
Tencent Holdings Ltd.	1,886,424	129,405
Ping An Insurance Group Co. of China Ltd.	2,931,500	30,931
China Overseas Land & Investment Ltd.	4,318,619	13,160
China Resources Land Ltd.	2,816,000	11,737
1 Longfor Group Holdings Ltd.	2,364,500	11,685
China Merchants Bank Co. Ltd. Class H	1,807,000	8,433
China Gas Holdings Ltd.	2,062,800	6,204
China Resources Gas Group Ltd.	917,000	4,523
Guangdong Investment Ltd.	2,598,000	4,200
China Aoyuan Group Ltd.	1,088,000	1,372
Sinopharm Group Co. Ltd. Class H	531,900	1,268
China Medical System Holdings Ltd.	997,000	1,211
China Railway Group Ltd. Class H	1,555,000	787
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	338,400	602
		225,518
Colombia (0.2%)
Bancolombia SA ADR	38,974	1,088
Grupo Nutresa SA	184,266	997
Grupo de Inversiones Suramericana SA	188,402	979
Grupo Argos SA/Colombia	253,510	693
Cementos Argos SA	464,459	455
Bancolombia SA Preference Shares	20,430	145
		4,357
Denmark (1.8%)
Coloplast A/S Class B	78,190	13,347
DSV Panalpina A/S	92,748	12,691
Chr Hansen Holding A/S	52,100	5,945
Novozymes A/S	93,838	5,614
GN Store Nord A/S	56,528	3,476
SimCorp A/S	16,287	1,902
ROCKWOOL International A/S Class B	4,318	1,393
Ringkjoebing Landbobank A/S	10,651	792
		45,160
Finland (0.1%)
* Huhtamaki Oyj	42,964	1,915

France (12.4%)
LVMH Moet Hennessy Louis Vuitton SE	199,164	86,605
L'Oreal SA	114,718	38,503
Hermes International	41,619	33,742
* EssilorLuxottica SA	172,567	22,985
* Airbus SE	309,345	22,643
L'Oreal SA Loyalty Shares	59,093	19,833
Dassault Systemes SE	103,740	18,890

L'Oreal SA Loyalty	46,336	15,552
Sartorius Stedim Biotech	36,356	11,372
Legrand SA	104,437	8,079
Teleperformance	23,208	6,792
* Eurofins Scientific SE	7,067	4,626
* Getlink SE	218,001	3,280
* Orpea	25,541	3,258
Arkema SA	30,282	3,150
Rubis SCA	39,758	1,876
SEB SA	10,530	1,739
Wendel SE	17,708	1,662
* Eurazeo SE	31,288	1,638
Cie Plastic Omnium SA	59,138	1,190
SEB SA Loyalty Shares	5,369	887
SEB SA Loyalty Shares 2021	4,013	663
Ipsos	16,637	442
		309,407
Germany (5.6%)
SAP SE	484,603	76,496
* Fresenius SE & Co. KGaA	219,927	10,973
* Fresenius Medical Care AG & Co. KGaA	120,046	10,576
Henkel AG & Co. KGaA Preference Shares	70,349	6,917
Symrise AG Class A	53,505	6,689
Sartorius AG Preference Shares	14,791	5,691
HeidelbergCement AG	78,465	4,354
Brenntag AG	61,227	3,779
Bechtle AG	16,729	3,256
Rational AG	4,521	2,685
* Fielmann AG	33,448	2,437
* CTS Eventim AG & Co. KGaA	38,356	1,523
Gerresheimer AG	12,542	1,443
* Grenke AG	18,482	1,400
Fuchs Petrolub SE Preference Shares	27,694	1,209
^ Encavis AG	50,133	788
Norma Group SE	12,429	346
* Cewe Stiftung & Co. KGaA	2,708	305
		140,867
Hong Kong (3.0%)
AIA Group Ltd.	4,773,360	43,041
MTR Corp. Ltd.	2,434,120	12,097
Hong Kong & China Gas Co . Ltd.	6,986,260	10,010
Techtronic Industries Co. Ltd.	720,984	7,541
Vitasoy International Holdings Ltd.	410,000	1,558
		74,247
India (10.8%)
Reliance Industries Ltd.	2,489,816	68,857
Tata Consultancy Services Ltd.	1,474,053	44,783
* HDFC Bank Ltd. ADR	643,340	30,076
Hindustan Unilever Ltd.	850,305	25,083
Infosys Ltd. ADR	1,541,651	19,810
Housing Development Finance Corp. Ltd.	680,884	16,193
* Kotak Mahindra Bank Ltd.	751,509	13,696
ITC Ltd.	4,829,687	12,521
Bajaj Finance Ltd.	237,044	10,292
Asian Paints Ltd.	377,224	8,637
Larsen & Toubro Ltd.	552,635	6,739

Pidilite Industries Ltd.	200,521	3,629
Berger Paints India Ltd.	383,074	2,691
Infosys Ltd.	131,928	1,696
Container Corp. Of India Ltd.	242,026	1,457
Page Industries Ltd.	4,454	1,178
Sundaram Finance Ltd.	41,661	712
LIC Housing Finance Ltd.	192,119	673
Persistent Systems Ltd.	29,026	356
Yes Bank Ltd.	545,158	88
		269,167
Indonesia (1.2%)
Bank Central Asia Tbk PT	9,581,200	20,522
Bank Rakyat Indonesia Persero Tbk PT	47,951,500	10,416
		30,938
Ireland (0.6%)
Kerry Group plc Class A	69,694	9,231
Kingspan Group plc	71,763	5,148
Total Produce plc	139,516	176
		14,555
Israel (0.1%)
Azrieli Group Ltd.	48,180	2,343

Italy (0.2%)
DiaSorin SPA	22,079	4,355
Reply SPA	14,819	1,363
		5,718
Japan (12.0%)
Keyence Corp.	95,000	40,060
Daikin Industries Ltd.	117,600	20,691
Murata Manufacturing Co. Ltd.	268,000	17,214
M3 Inc.	268,900	13,809
Tokio Marine Holdings Inc.	280,400	11,840
Terumo Corp.	299,876	11,345
Seven & i Holdings Co. Ltd.	350,100	10,580
Nitori Holdings Co. Ltd.	47,001	10,290
Shionogi & Co. Ltd.	126,200	7,508
Obic Co. Ltd.	40,500	7,263
Sysmex Corp.	82,430	6,339
Oracle Corp. Japan	52,100	6,276
Asahi Group Holdings Ltd.	192,343	6,270
Pan Pacific International Holdings Corp.	252,464	5,722
MonotaRO Co. Ltd.	100,099	4,257
Itochu Techno -Solutions Corp.	98,103	3,984
Welcia Holdings Co. Ltd.	43,500	3,982
Otsuka Corp.	74,800	3,900
Yakult Honsha Co. Ltd.	67,800	3,875
Hikari Tsushin Inc.	17,600	3,816
Yamaha Corp.	75,200	3,467
West Japan Railway Co.	75,605	3,265
Nissan Chemical Corp.	58,900	3,119
Shimadzu Corp.	118,777	3,031
Asahi Intecc Co. Ltd.	105,600	2,946
GMO Payment Gateway Inc.	28,000	2,935
Tokyo Century Corp.	50,100	2,818
Sekisui Chemical Co. Ltd.	195,500	2,661
TOTO Ltd.	69,900	2,637

Koito Manufacturing Co. Ltd.	63,900	2,502
Kose Corp.	22,700	2,299
SCSK Corp.	43,400	2,209
Kansai Paint Co. Ltd.	110,100	2,110
OBIC Business Consultants Co. Ltd.	32,800	1,930
Alfresa Holdings Corp.	92,600	1,896
USS Co. Ltd.	125,100	1,855
MediPal Holdings Corp.	99,400	1,820
Hakuhodo DY Holdings Inc.	157,400	1,728
Stanley Electric Co. Ltd.	70,400	1,686
Yokogawa Electric Corp.	109,100	1,676
Sundrug Co. Ltd.	48,824	1,662
Chiba Bank Ltd.	340,500	1,560
Rinnai Corp.	18,884	1,548
Benefit One Inc.	64,700	1,419
Ryohin Keikaku Co. Ltd.	113,200	1,364
NOF Corp.	36,200	1,355
Marui Group Co. Ltd.	91,000	1,323
Takara Bio Inc.	49,100	1,311
Kurita Water Industries Ltd.	47,600	1,280
Nomura Real Estate Holdings Inc.	77,380	1,279
PALTAC Corp.	23,254	1,260
NEC Networks & System Integration Corp.	57,900	1,230
Persol Holdings Co. Ltd.	96,700	1,223
Seven Bank Ltd.	480,400	1,178
Yaoko Co. Ltd.	14,700	1,168
NGK Spark Plug Co. Ltd.	86,500	1,163
Kyowa Exeo Corp.	48,200	1,139
SHO-BOND Holdings Co. Ltd.	25,484	1,099
Relo Group Inc.	61,600	1,071
Kewpie Corp.	60,000	1,068
Goldwin Inc.	17,800	1,064
Sanwa Holdings Corp.	97,500	836
Horiba Ltd.	15,600	805
Elecom Co. Ltd.	16,000	799
Aica Kogyo Co. Ltd.	24,800	797
TS Tech Co. Ltd.	30,000	761
Lintec Corp.	28,200	658
Fuyo General Lease Co. Ltd.	11,100	628
NSD Co. Ltd.	34,400	626
Aeon Delight Co. Ltd.	19,900	601
Infomart Corp.	95,100	591
Japan Material Co. Ltd.	38,700	589
J Front Retailing Co. Ltd.	101,600	588
Nichias Corp.	24,900	538
Nagase & Co. Ltd.	46,400	535
Glory Ltd.	23,000	501
Nojima Corp.	18,800	471
San-A Co. Ltd.	12,126	457
Nippon Densetsu Kogyo Co. Ltd.	22,500	454
en-japan Inc.	18,100	436
Valor Holdings Co. Ltd.	20,012	435
Senko Group Holdings Co. Ltd.	57,160	427
Takuma Co. Ltd.	30,500	422
Kameda Seika Co. Ltd.	8,200	409
Funai Soken Holdings Inc.	19,400	409
Kyoritsu Maintenance Co. Ltd.	14,400	399

Kissei Pharmaceutical Co. Ltd.	19,000	397
Mizuho Leasing Co. Ltd.	17,800	394
Hazama Ando Corp.	73,400	392
Maruwa Co. Ltd./Aichi	4,500	388
Starts Corp. Inc.	20,842	380
Prestige International Inc.	46,800	366
Hogy Medical Co. Ltd.	11,700	353
eGuarantee Inc.	15,600	352
Kotobuki Spirits Co. Ltd.	11,400	341
Sekisui Jushi Corp.	17,200	324
JCU Corp.	10,000	298
Takeuchi Manufacturing Co. Ltd.	17,800	297
Future Corp.	17,600	295
Modec Inc.	21,800	291
Ai Holdings Corp.	21,570	287
Ricoh Leasing Co. Ltd.	11,100	281
S Foods Inc.	11,300	270
Shoei Co. Ltd.	10,100	269
Fukushima Galilei Co. Ltd.	8,100	262
Sato Holdings Corp.	12,600	262
Mandom Corp.	17,500	254
Fujicco Co. Ltd.	12,900	247
Mitsubishi Pencil Co. Ltd.	22,700	245
Mitsubishi Research Institute Inc.	6,100	245
Yellow Hat Ltd.	18,400	242
Kitanotatsujin Corp.	51,400	228
Hamakyorex Co. Ltd.	6,800	203
Kyokuto Kaihatsu Kogyo Co. Ltd.	15,500	196
Hiday Hidaka Corp.	13,862	193
Musashi Seimitsu Industry Co. Ltd.	23,400	174
WDB Holdings Co. Ltd.	7,300	173
Monogatari Corp.	2,200	151
Nippon Parking Development Co. Ltd.	125,200	144
Yondoshi Holdings Inc.	8,600	144
Siix Corp.	18,100	142
BeNEXT Group Inc.	14,700	138
Sun Frontier Fudousan Co. Ltd.	17,500	136
Tosho Co. Ltd.	13,800	136
Takara Leben Co. Ltd.	42,100	133
Sinko Industries Ltd.	10,000	132
Tosei Corp.	17,000	132
G-Tekt Corp.	15,700	130
Link And Motivation Inc.	40,700	119
* Kito Corp.	9,500	100
Tanseisha Co. Ltd.	17,400	97
Koshidaka Holdings Co. Ltd.	29,600	93
		299,373
Malaysia (0.0%)
* My EG Services Bhd.	1,329,900	423

Mexico (0.9%)
America Movil SAB de CV	17,697,756	11,125
Grupo Elektra SAB de CV	92,865	4,973
* Grupo Financiero Inbursa SAB de CV	2,651,755	1,905
Grupo Carso SAB de CV	909,804	1,797
* Grupo Aeroportuario del Sureste SAB de CV Class B	110,468	1,098

* Regional SAB de CV	124,400	322
		21,220
Morocco (0.1%)
Attijariwafa Bank	83,247	3,279

Netherlands (3.8%)
ASML Holding NV	167,900	59,695
Unilever NV	576,128	34,044
Aalberts NV	44,455	1,587
		95,326
New Zealand (0.2%)
Ryman Healthcare Ltd.	198,528	1,762
Port of Tauranga Ltd.	273,293	1,402
Mainfreight Ltd.	37,760	1,180
		4,344
Norway (0.1%)
* TOMRA Systems ASA	58,559	2,411

Philippines (0.6%)
SM Investments Corp.	474,835	8,670
Ayala Land Inc.	5,808,470	3,939
International Container Terminal Services Inc.	790,850	1,553
Jollibee Foods Corp.	438,528	1,206
		15,368
South Africa (1.5%)
Naspers Ltd.	173,811	31,625
Capitec Bank Holdings Ltd.	45,683	2,364
Clicks Group Ltd.	99,590	1,329
Remgro Ltd.	211,741	1,142
Bidvest Group Ltd.	135,917	1,049
PSG Group Ltd.	90,279	808
Netcare Ltd.	24,622	19
		38,336
South Korea (0.1%)
LEENO Industrial Inc.	5,617	650
AfreecaTV Co. Ltd.	4,255	225
		875
Spain (1.7%)
Industria de Diseno Textil SA	1,229,380	32,576
Amadeus IT Group SA	170,471	8,512
Grupo Catalana Occidente SA	46,157	1,090
Vidrala SA	9,655	1,059
		43,237
Sweden (1.9%)
Investor AB Class B	179,956	10,678
Assa Abloy AB Class B	416,823	9,202
* Hexagon AB Class B	139,033	9,092
* Svenska Cellulosa AB SCA Class B	253,112	3,074
* L E Lundbergforetagen AB Class B	60,565	2,845
Castellum AB	109,026	2,345
* AAK Ab	101,258	1,794
* Trelleborg AB Class B	98,162	1,525
* AF POYRY AB	43,685	1,121
Hufvudstaden AB Class A	82,581	1,072
Wihlborgs Fastigheter AB	60,439	1,019

* Hexpol AB	125,497	835
Atrium Ljungberg AB	48,144	745
* Nolato AB Class B	8,685	722
* Loomis AB Class B	29,024	693
* Biotage AB	23,722	430
		47,192
Switzerland (14.6%)
Nestle SA	915,036	108,818
Roche Holding AG	277,073	95,966
Novartis AG	996,660	82,092
Givaudan SA	3,631	15,039
Cie Financiere Richemont SA	222,683	13,824
Sika AG	55,860	12,274
Partners Group Holding AG	10,461	10,134
EMS-Chemie Holding AG	9,237	7,977
Geberit AG	14,249	7,864
* Sonova Holding AG	25,577	5,783
Chocoladefabriken Lindt & Spruengli AG	444	3,437
ALSO Holding AG	5,115	1,350
Interroll Holding AG	326	771
Orior AG	2,376	195
		365,524
Taiwan (0.2%)
E.Sun Financial Holding Co. Ltd.	4,966,486	4,596
Bizlink Holding Inc.	48,000	320
		4,916
Turkey (0.1%)
BIM Birlesik Magazalar AS	239,218	2,442

United Kingdom (7.9%)
Diageo plc	922,461	33,754
RELX plc	764,067	16,085
Prudential plc	1,027,448	14,683
Experian plc	359,214	12,547
Compass Group plc	704,427	9,692
Ferguson plc	89,154	7,859
Associated British Foods plc	313,215	7,174
Ashtead Group plc	178,309	5,678
Rentokil Initial plc	732,991	5,114
Intertek Group plc	64,295	4,522
Halma plc	150,745	4,282
Spirax-Sarco Engineering plc	29,077	3,886
Bunzl plc	133,785	3,832
Croda International plc	51,180	3,820
DCC plc	39,089	3,476
InterContinental Hotels Group plc	71,584	3,297
Smurfit Kappa Group plc	95,009	3,210
JD Sports Fashion plc	385,624	3,049
Hikma Pharmaceuticals plc	106,194	2,976
Smiths Group plc	158,453	2,791
Burberry Group plc	162,010	2,640
Rightmove plc	350,781	2,532
Johnson Matthey plc	77,355	2,259
Intermediate Capital Group plc	115,278	2,018
Spectris plc	46,897	1,574
Howden Joinery Group plc	242,438	1,547

Dechra Pharmaceuticals plc	41,380	1,540
Travis Perkins plc	100,586	1,455
Hiscox Ltd.	136,490	1,393
Abcam plc	82,078	1,384
Beazley plc	237,424	1,293
Dunelm Group plc	80,596	1,293
Rotork plc	351,405	1,274
IWG plc	396,907	1,193
Genus plc	26,167	1,168
Britvic plc	109,488	1,138
Meggitt plc	312,829	1,093
Diploma plc	45,833	1,085
Cranswick plc	20,908	974
Grainger plc	254,101	964
QinetiQ Group plc	209,030	837
Ultra Electronics Holdings plc	26,161	809
RWS Holdings plc	100,884	790
Grafton Group plc	92,738	776
Victrex plc	31,738	774
Domino's Pizza Group plc	169,795	706
Daily Mail & General Trust plc	77,006	634
WH Smith plc	50,933	626
* GB Group plc	71,369	619
* Burford Capital Ltd.	86,064	604
Dart Group plc	70,483	594
Bodycote plc	72,644	530
Savills plc	52,303	513
Avon Rubber plc	11,430	498
National Express Group plc	241,443	480
Hill & Smith Holdings plc	29,061	458
Rathbone Brothers plc	20,420	432
Hilton Food Group plc	29,886	430
CVS Group plc	26,047	388
* Smart Metering Systems plc	42,925	347
St. Modwen Properties plc	81,293	328
4imprint Group plc	10,253	318
EMIS Group plc	23,209	302
Clarkson plc	11,054	297
Greencore Group plc	170,525	284
James Fisher & Sons plc	18,412	277
Rank Group plc	143,160	256
DiscoverIE Group plc	32,547	253
AG Barr plc	41,140	231
Restore plc	45,931	221
Alliance Pharma plc	193,839	182
Helical plc	43,811	176
Speedy Hire plc	191,131	126
Vitec Group plc	4,235	37
Brooks Macdonald Group plc	615	14
		196,691
United States (0.1%)
Autoliv Inc.	34,699	2,272

Total Common Stocks (Cost $2,165,344)		2,487,743

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund		0.194%		76,593	7,659

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Cash Management Bill	0.116%	9/29/20	350	350
4	United States Cash Management Bill	0.140%	10/13/20	400	400
					750
Total Temporary Cash Investments (Cost $8,409)					8,409
Total Investments (99.9%) (Cost $2,173,753)					2,496,152
Other Assets and Liabilities -Net (0.1%)					2,829
Net Assets (100%)					2,498,981
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,658,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value of these securities was $11,685,000, representing 0.5% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $2,817,000 was received for securities on loan.
4 Securities with a value of $750,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	September 2020	93	4,972	332
Dow Jones EURO STOXX 50 Index	September 2020	91	3,412	(5)
Topix Index	September 2020	10	1,414	(119)
E-mini S&P 500 Index	September 2020	6	979	45
				253

International Dividend Appreciation Index Fund

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Barclays Bank
plc	10/6/2020	JPY	248,145	USD	2,318	29	—
Bank of
Montreal	10/6/2020	EUR	1,400	USD	1,574	77	—
Bank of
America, N.A.	10/6/2020	EUR	519	USD	586	26	—
Bank of
America, N.A.	10/6/2020	USD	2,877	CHF	2,718	—	(101)
Goldman
Sachs
International	10/6/2020	USD	1,499	JPY	159,928	—	(13)
Standard
Chartered Bank	10/6/2020	USD	404	EUR	354	—	(13)
Royal Bank of
Canada	10/6/2020	USD	295	JPY	31,450	—	(3)

						132	(130)

CHF—Swiss franc.
EUR—euro.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaini ng quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Inves tments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

International Dividend Appreciation Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and mi nimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance.
In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

International Dividend Appreciation Index Fund

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	165,735	2,272	—	168,007
Common Stocks—Other	49,886	2,269,850	—	2,319,736
Temporary Cash Investments	7,659	750	—	8,409
Total	223,280	2,272,872	—	2,496,152
Derivative Financial Instruments
Assets
Futures Contracts[1]	4	—	—	4
Forward Currency Contracts	—	132	—	132
Total	4	132	—	136
Liabilities
Futures Contracts[1]	206	—	—	206
Forward Currency Contracts	—	130	—	130
Total	206	130	—	336
1 Represents variation margin on the last day of the reporting period.